Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	SCHRODER GLOBAL SERIES TRUST
Central Index Key	0001236572
Amendment Flag	false
Document Creation Date	Feb. 25, 2016
Document Effective Date	Mar. 01, 2016
Prospectus Date	Mar. 01, 2016
NORTH AMERICAN EQUITY FUND | NORTH AMERICAN EQUITY FUND - INVESTOR CLASS
Prospectus:
Trading Symbol	SNAEX
NORTH AMERICAN EQUITY FUND | NORTH AMERICAN EQUITY FUND - ADVISOR CLASS
Prospectus:
Trading Symbol	SNAVX